Segments - Schedule of Net Product Sales by Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net product sales	$ 8,491.8	$ 5,783.2	$ 4,461.3
Americas [Member]
Revenue from External Customer [Line Items]
Net product sales	6,051.4	4,867.3	4,089.9
Europe [Member]
Revenue from External Customer [Line Items]
Net product sales	2,003.8	677.7	288.8
MEAAP [Member]
Revenue from External Customer [Line Items]
Net product sales	$ 436.6	$ 238.2	$ 82.6